Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000004003
Shareholder Report [Line Items]
Fund Name	International Stock Fund
Class Name	Investor Class
Trading Symbol	PRITX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Stock Fund - Investor Class	$42	0.84%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%
AssetsNet	$ 13,521,016,000
Holdings Count | Holding	128
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$13,521,016
Number of Portfolio Holdings	128

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	18.7%
Industrials & Business Services	18.4
Financials	14.9
Health Care	14.0
Consumer Discretionary	11.7
Consumer Staples	7.7
Communication Services	4.6
Materials	2.7
Energy	2.3
Other	5.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	5.3%
SAP	2.2
MercadoLibre	2.1
Prosus	2.0
ASML Holding	1.9
Essity	1.8
Constellation Software	1.8
Canadian National Railway	1.7
Sony Group	1.6
Element Fleet Management	1.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000004004
Shareholder Report [Line Items]
Fund Name	International Stock Fund
Class Name	Advisor Class
Trading Symbol	PAITX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Stock Fund - Advisor Class	$56	1.12%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.12%
AssetsNet	$ 13,521,016,000
Holdings Count | Holding	128
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$13,521,016
Number of Portfolio Holdings	128

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	18.7%
Industrials & Business Services	18.4
Financials	14.9
Health Care	14.0
Consumer Discretionary	11.7
Consumer Staples	7.7
Communication Services	4.6
Materials	2.7
Energy	2.3
Other	5.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	5.3%
SAP	2.2
MercadoLibre	2.1
Prosus	2.0
ASML Holding	1.9
Essity	1.8
Constellation Software	1.8
Canadian National Railway	1.7
Sony Group	1.6
Element Fleet Management	1.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000004005
Shareholder Report [Line Items]
Fund Name	International Stock Fund
Class Name	R Class
Trading Symbol	RRITX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Stock Fund - R Class	$71	1.40%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.40%
AssetsNet	$ 13,521,016,000
Holdings Count | Holding	128
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$13,521,016
Number of Portfolio Holdings	128

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	18.7%
Industrials & Business Services	18.4
Financials	14.9
Health Care	14.0
Consumer Discretionary	11.7
Consumer Staples	7.7
Communication Services	4.6
Materials	2.7
Energy	2.3
Other	5.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	5.3%
SAP	2.2
MercadoLibre	2.1
Prosus	2.0
ASML Holding	1.9
Essity	1.8
Constellation Software	1.8
Canadian National Railway	1.7
Sony Group	1.6
Element Fleet Management	1.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000159125
Shareholder Report [Line Items]
Fund Name	International Stock Fund
Class Name	I Class
Trading Symbol	PRIUX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Stock Fund - I Class	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
AssetsNet	$ 13,521,016,000
Holdings Count | Holding	128
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$13,521,016
Number of Portfolio Holdings	128

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	18.7%
Industrials & Business Services	18.4
Financials	14.9
Health Care	14.0
Consumer Discretionary	11.7
Consumer Staples	7.7
Communication Services	4.6
Materials	2.7
Energy	2.3
Other	5.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	5.3%
SAP	2.2
MercadoLibre	2.1
Prosus	2.0
ASML Holding	1.9
Essity	1.8
Constellation Software	1.8
Canadian National Railway	1.7
Sony Group	1.6
Element Fleet Management	1.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000219334
Shareholder Report [Line Items]
Fund Name	International Stock Fund
Class Name	Z Class
Trading Symbol	TRNZX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Stock Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 13,521,016,000
Holdings Count | Holding	128
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$13,521,016
Number of Portfolio Holdings	128

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	18.7%
Industrials & Business Services	18.4
Financials	14.9
Health Care	14.0
Consumer Discretionary	11.7
Consumer Staples	7.7
Communication Services	4.6
Materials	2.7
Energy	2.3
Other	5.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	5.3%
SAP	2.2
MercadoLibre	2.1
Prosus	2.0
ASML Holding	1.9
Essity	1.8
Constellation Software	1.8
Canadian National Railway	1.7
Sony Group	1.6
Element Fleet Management	1.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless